Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
May 28, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) CIK 0000909466
Ladies and Gentlemen:
On behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 33 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. As counsel to Invesco Advisers, Inc., investment advisor to the Fund, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.
Very truly yours,

/s/ Peter Davidson

Peter Davidson
Counsel